Notes Payable - Schedule of Convertible Notes Payable (Details) (10-K) (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Amortization of debt discount	$ 237,615	$ 89,000	$ 215,575	$ 8,378
November 2019 Convertible Note [Member]
Amortization of debt discount			26,940
October 2019 Convertible Note [Member]
Amortization of debt discount			16,490
August 2019 Convertible Note [Member]
Amortization of debt discount			27,781
May 2019 Convertible Note [Member]
Amortization of debt discount			33,040
Note payable after principal payment			4,554
April 2019 Convertible Note [Member]
Amortization of debt discount			37,762
Note payable after principal payment			20,000
2018 Convertible Notes and 2019 Q1 Convertible Notes [Member]
Amortization of discount associated with warrant			$ 82,159	$ 8,379